Share-Based Compensation - Restricted Stock Awards (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Restricted Stock Awards
Unvested balance as of beginning of year	20,940	86,032
Vested	(88,841)	(24,394)
Unvested balance as of end of the year	382,039	20,940
Weighted -average Grant Date Fair Value
Vested	$ 4,034	$ 3,701
Share- based compensation expense	$ 0
Weighted-average Period	2 years 9 months
Restricted Stock Awards
Restricted Stock Awards
Unvested balance as of beginning of year	1,398,426	1,940,130
Vested	(500,000)	(541,704)
Unvested balance as of end of the year	898,426	1,398,426
Weighted -average Grant Date Fair Value
Unvested balance as of beginning of year	$ 1.02	$ 1.21
Vested	1.78	1.69
Unvested balance as of end of the year	$ 0.60	$ 1.02
Share- based compensation expense	$ 890,000	$ 915,000
Unrecognized expense	$ 371,000
Vesting period (in years)	4 years
Weighted-average Period	4 months 28 days